Income Taxes (Tables) - HZO, Inc. and Subsidiaries	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of loss before income taxes

	2025	2024

United States	$(9,510,124)	$(16,408,351)
Foreign	(6,358,437)	(6,318,707)
Loss before income taxes	$(15,868,561)	$(22,727,058)

Schedule of income tax provision (benefit)

	2025	2024
Current
U.S. Federal	$—	$—
State	—	—
Foreign	(185,545)	(310,398)
	(185,545)	(310,398)

Deferred
U.S. Federal	—	—
State	—	—
Foreign	(54,810)	(325,233)
	(54,810)	(325,233)
Provision (benefit) for income taxes	$(240,355)	$(635,631)

Schedule of effective income tax reconciliation

	2025
	Amount	Percent
Tax at U.S. federal statutory rate	(3,332,398)	21.0%
State income tax, net of federal benefit	—	—%
Foreign tax effects
China
Statutory tax rate difference	(109,018)	0.7%
Changes in valuation allowance	(970,355)	6.1%
GAAP to statutory adjustments	594,878	(3.8)%
Entity dissolution deferred tax adjustment	935,285	(5.9)%
Other	(214,391)	1.4%
Hong Kong
Statutory tax rate difference	180,561	(1.1)%
Other	116,834	(0.7)%
Vietnam
Statutory tax rate difference	30,531	(0.2)%
Changes in valuation allowance	288,743	(1.8)%
Expiration of NOL carryforward	244,434	(1.5)%
Other	77,434	(0.5)%
Other foreign jurisdictions
Other	(80,019)	0.5%
Changes in valuation allowances	1,230,130	(7.8)%
Nontaxable and nondeductible items
Amortization of debt discount and deferred financing fees	744,869	(4.7)%
Other	22,127	(0.2)%
Effective tax rate	(240,355)	1.5%

Schedule of deferred income tax assets (liabilities)

	2025	2024
Deferred Tax Assets
Net operating losses	$38,834,791	$38,769,005
Disallowed interest expense carryforward	738,848	—
Intangible assets	1,067,412	1,133,201
Other assets	1,207,085	1,508,792
Depreciable assets	812,902	886,620
Deferred revenue	—	28,459
Valuation allowance	(41,738,026)	(41,012,328)

Net Deferred Tax Assets	923,012	1,313,749

Deferred Tax Liabilities
Depreciable assets	461,639	795,938
Other liabilities	461,373	571,607

Net Deferred Tax Liabilities	923,012	1,367,545

Deferred Tax Liability, net	$—	$(53,796)

Schedule of valuation allowance

	2025	2024

Valuation allowance	$(41,738,026)	$(41,012,328)